Egypt gas redirection and sale proceeds (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Oil and Gas Assets [Abstract]
Egypt gas redirection and sale proceeds, agreement period	3 months	3 months
Egypt gas redirection and sale proceeds		$ 117,946	$ 0
Egypt gas redirection and sale proceeds, parent		$ 59,000